COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2013	Sep. 15, 2013	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013
Operating Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months			$ 19,508,643		$ 27,777,872
Operating Leases, Rent Expense, Net			$ 258,801	$ 2,943	$ 89,760	$ 0
Stock Issued During Period, Shares, Restricted Stock Award, Gross	67,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	67,000,000		62,000,000
Secondary Offering [Member] | Common Stock [Member]
Operating Leased Assets [Line Items]
Sale of Stock, Price Per Share	$ 0.001
Stock Issued During Period, Shares, Issued for Services	67,000,000
Stock Issued During Period, Value, Issued for Services	$ 67,000
Restricted Stock [Member]
Operating Leased Assets [Line Items]
Weighted Average Number of Shares Outstanding, Diluted			67,000,000
Earnings Per Share, Diluted			$ 0.00
Chief Financial Officer [Member]
Operating Leased Assets [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	60,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			5,000,000
Sale of Stock, Price Per Share	$ 0.001
Chief Financial Officer [Member] | Common Stock [Member]
Operating Leased Assets [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					67,000,000
Non-Related Parties [Member]
Operating Leased Assets [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	7,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	7,000,000
Lucksky Hong Kong Shares Limited [Member]
Operating Leased Assets [Line Items]
Stock Issued During Period, Shares, New Issues		250,000,000			150,000,000